Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets		$ 74,570			$ 75,132
Noncurrent assets		239,969			232,854
Current liabilities		66,757			67,171
Noncurrent liabilities		$ 93,753			$ 90,274
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 15,111			$ 10,472
Noncurrent assets	74			80
Current liabilities	5,339			6,480
Noncurrent liabilities	$ 49,133			$ 45,431
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €			€ 0			€ 0
Noncurrent assets | €			0			0
Current liabilities | €			417			312
Noncurrent liabilities | €			€ 0			€ 0